CVC - CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2015
Cablevision Systems Corporation And Subsidiaries
Cash flows from operating activities:
Net income	$ 163,512	$ 175,248
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Loss (income) from discontinued operations, net of income taxes	0	12,541
Depreciation and amortization (including impairments)	414,550	865,252
Loss (gain) on investments, net	(129,990)	30,208
Loss (gain) on equity derivative contracts, net	36,283	(104,927)
Loss on extinguishment of debt and write-off of deferred financing costs	0	1,735
Amortization of deferred financing costs and discounts (premiums) on indebtedness	11,673	23,764
Share-based compensation expense	24,778	60,321
Settlement loss and amortization of actuarial losses related to pension and postretirement plans	2,584	5,046
Deferred income taxes	116,150	133,396
Provision for doubtful accounts	13,240	35,802
Excess tax benefit on share-based awards	(82)	(5,694)
Change in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable, trade	(18,162)	(24,760)
Prepaid expenses and other assets	(844)	38,860
Amounts due from and due to affiliates	(5,082)	1,043
Accounts payable	36,147	6,896
Accrued liabilities	(160,937)	1,200
Deferred revenue	(9,726)	2,156
Net cash provided by operating activities	494,094	1,258,087
Cash flows from investing activities:
Capital expenditures	(330,131)	(816,396)
Proceeds related to sale of equipment, including costs of disposal	1,106	4,407
Decrease (increase) in other investments	610	(7,779)
Additions to other intangible assets	(1,709)	(8,035)
Net cash used in investing activities	(330,124)	(827,803)
Cash flows from financing activities:
Repayment of credit facility debt	(14,953)	(260,321)
Proceeds from collateralized indebtedness	337,149	774,703
Repayment of collateralized indebtedness and related derivative contracts	(281,594)	(639,237)
Repayment of notes payable	(1,291)	(2,458)
Proceeds from stock option exercises	14,411	18,727
Tax withholding associated with shares issued for equity-based awards	(6,034)
Dividend distributions to common stockholders	(4,066)	(125,170)
Principal payments on capital lease obligations	(11,552)	(20,250)
Deemed repurchases of restricted stock	(41,469)	(19,141)
Additions to deferred financing costs		(250)
Payment for purchase of noncontrolling interest		(8,300)
Contributions from noncontrolling interests, net	240
Distributions to noncontrolling interests, net		(901)
Excess tax benefit on share-based awards	82	5,694
Net cash provided by (used in) financing activities	(9,077)	(276,904)
Net increase in cash and cash equivalents from continuing operations	154,893	153,380
Cash flows of discontinued operations:
Net cash used in operating activities	(21,000)	(484)
Net cash provided by (used in) investing activities		(30)
Net increase (decrease) in cash and cash equivalents from discontinued operations	(21,000)	(514)
Cash and cash equivalents at beginning of period	1,003,279	850,413
Cash and cash equivalents at end of year	$ 1,137,172	$ 1,003,279